Commitments and contingencies - Contingencies (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Loss Contingencies [Line Items]
Estimated loss	¥ 1,792
Labor arbitration with employees
Loss Contingencies [Line Items]
Estimated loss	833
Legal cases of dispute with students
Loss Contingencies [Line Items]
Estimated loss	498
Legal cases of dispute with agents
Loss Contingencies [Line Items]
Estimated loss	456
Other legal cases
Loss Contingencies [Line Items]
Estimated loss	¥ 5